Business Combinations and Divestitures Schedule of Business Acquisitions, by Acquisition (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Business Acquisition [Line Items]
Business Acquisition, Share Price	$ 5.05
Business Acquisition, Transaction Costs	$ 4
Goodwill	2,692	$ 2,741	$ 2,727
Jet [Member]
Business Acquisition [Line Items]
Cash Acquired from Acquisition	4
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Net	76
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Intangible Assets, Other than Goodwill	109
Goodwill	96
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Deferred Tax Liabilities	(16)
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Liabilities	(76)
Business Combination, Recognized Identifiable Assets Acquired, Goodwill, and Liabilities Assumed, Net	$ 193